Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 131,363	$ 20,614	¥ 112,433
Allowance for credit losses	(39,166)	(6,146)	(24,215)
Accounts Receivable, Net	¥ 92,197	$ 14,468	¥ 88,218